Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Innovator ETFs Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001415726
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 23, 2020
Prospectus Date	rr_ProspectusDate	Mar. 02, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Innovator MSCI EAFE Power Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator MSCI EAFE Power Buffer ETF™ – July
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Rule 497(e)
Registration Nos. 333-146827 and 811-22135
Innovator ETFs Trust
(the “Trust”)
Innovator MSCI EAFE Power Buffer ETF™ – July
(the “Fund”)
Supplement To The Fund’s Prospectus
Dated March 2, 2020
June 23, 2020
As described in detail in the Fund’s prospectus, an investment in shares of the Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. Following the close of business on June 30, 2020, an outcome period for the Fund will end and the Fund will commence a new outcome period that will begin on July 1, 2020 and end on June 30, 2021. The Fund’s Cap will not be determined until the start of the new outcome period on July 1, 2020. As of June 22, 2020, the expected range for the Fund’s Cap is set forth below.

Fund Name	Ticker	Cap Range
Innovator MSCI EAFE Power Buffer ETF™ – July	IJUL	7.93% – 15.59% (7.08% – 14.74% after taking into account the Fund’s unitary management fee)

Supplement Closing [Text Block]	ck0001415726_SupplementClosingTextBlock	Please Keep This Supplement With Your Prospectus For Future Reference
Innovator MSCI EAFE Power Buffer ETF - July | Innovator MSCI EAFE Power Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IJUL